Property, Plant and Equipment - Impairment of CGUs (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Downstream
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 90
Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	2,240
Western Canada | Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	662
Northern | Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	421
Rainbow | Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	241
White Rose | Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	871
Sunrise | Upstream
Disclosure of information for cash-generating units [line items]
Impairment loss	707
Minnedosa Ethanol Plant | Downstream
Disclosure of information for cash-generating units [line items]
Impairment loss	78
Lloydminster Ethanol Plant | Downstream
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 12